Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.99%
Alabama: 1.26%
Utilities revenue: 1.26%
Alabama Black Belt Energy Gas District Alabama Gas Project #7 Series C1	4.00%	12-1-2025	$1,000,000	$ 1,039,269
Alabama Black Belt Energy Gas District Revenue Bonds 2021 Series C-1 øø	4.00	10-1-2052	1,000,000	1,041,920
				2,081,189
Guam: 5.58%
Airport revenue: 3.22%
Guam International Airport Authority Revenue A.B. Won Pat International Airport Series 2013C (AGM Insured)	6.00	10-1-2034	365,000	386,957
Guam International Airport Authority Revenue A.B. Won Pat International Airport Series C	6.38	10-1-2043	1,670,000	1,779,627
Guam International Airport Authority Revenue Prerefunded Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	270,000	285,493
Guam International Airport Authority Revenue Prerefunded Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	1,230,000	1,306,242
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,093,108
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	488,103
				5,339,530
Miscellaneous revenue: 0.85%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A	5.00	10-1-2022	1,400,000	1,415,360
Tax revenue: 0.97%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	501,369
Guam Government Hotel Occupancy Tax Revenue Refunding Series A	5.00	11-1-2040	1,000,000	1,114,358
				1,615,727
Water & sewer revenue: 0.54%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	336,009
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	549,909
				885,918
				9,256,535
Illinois: 2.54%
GO revenue: 1.19%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	1,000,000	865,890
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,113,232
				1,979,122
Miscellaneous revenue: 0.76%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project	2.69	12-1-2026	305,000	297,435
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Series 2013	5.50%	7-1-2026	$ 250,000	$ 262,727
Illinois Series C	5.00	11-1-2029	630,000	693,549
				1,253,711
Tax revenue: 0.59%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	970,000	977,437
				4,210,270
New Jersey: 1.10%
Tax revenue: 0.24%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	350,000	393,243
Transportation revenue: 0.86%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,437,358
				1,830,601
New York: 0.92%
Education revenue: 0.92%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	455,289
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,077,332
				1,532,621
Pennsylvania: 2.96%
Education revenue: 0.39%
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	600,000	644,207
Health revenue: 1.38%
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	2,000,000	2,289,805
Housing revenue: 1.19%
Pennsylvania HFA Special Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	2,000,000	1,968,306
				4,902,318
Puerto Rico: 1.24%
Health revenue: 1.24%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2026	205,000	224,674
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2031	435,000	508,355
See accompanying notes to portfolio of investments

2  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00%	7-1-2032	$ 925,000	$ 1,075,842
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2034	220,000	254,105
				2,062,976
South Carolina: 0.65%
Utilities revenue: 0.65%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	1,076,463
Texas: 1.94%
Education revenue: 0.64%
Hale Center Texas Education Facilities Corporation Revenue Refunding Bond Wayland Baptist University Project Series 2022	5.00	3-1-2027	990,000	1,068,997
GO revenue: 1.30%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	2,151,720
				3,220,717
Virgin Islands: 0.67%
Tax revenue: 0.67%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured) ##	4.00	10-1-2022	140,000	141,268
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)	5.00	10-1-2025	970,000	972,643
				1,113,911
Virginia: 1.22%
Transportation revenue: 1.22%
Virginia Small Business Financing Authority Revenue Bonds Series 2012	5.50	1-1-2042	2,000,000	2,016,886
Wisconsin: 78.91%
Education revenue: 9.80%
Milwaukee WI RDA Milwaukee School of Engineering Project (AGM Insured)	4.10	4-1-2032	1,500,000	1,500,000
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,166,737
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2022	355,000	357,583
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2032	1,500,000	1,508,488
Platteville WI RDA University of Wisconsin Platteville Real Estate Foundation Incorporated	5.00	7-1-2042	1,000,000	1,005,316
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.00	4-1-2038	1,200,000	973,882
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2039	1,000,000	815,984
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13%	4-1-2040	$1,000,000	$ 803,896
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2041	750,000	607,937
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2042	1,000,000	801,343
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,612,143
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,740,263
Wisconsin HEFA The Medical College of Wisconsin Incorporated Series 2022	5.00	12-1-2041	2,000,000	2,357,787
				16,251,359
GO revenue: 1.28%
Milwaukee WI Series B6	3.00	4-1-2024	570,000	578,688
Milwaukee WI Series B6 ##	5.00	4-1-2022	350,000	350,000
Milwaukee WI Series B6	5.00	4-1-2023	580,000	598,172
Milwaukee WI Series B6	5.00	4-1-2025	550,000	595,053
				2,121,913
Health revenue: 18.88%
Wisconsin HEFA Bellin Memorial Hospital Incorporated Refunding Revenue Bond Series 2015	3.38	12-1-2031	180,000	183,039
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series 2015	3.13	12-1-2029	150,000	152,130
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	199,970
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2028	200,000	232,096
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	176,505
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2030	275,000	322,963
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	3,246,703
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	50,000	57,723
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,488,133
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	232,473
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	188,931
Wisconsin HEFA Marshfield Clinic Health System	4.00	2-15-2042	500,000	527,280
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,712,209
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	447,533
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	725,659
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	557,470
Wisconsin HEFA Milwaukee School Engineering Project	5.00	12-1-2025	135,000	148,558
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	534,614
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	955,260
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	583,770
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	984,339
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2029	575,000	628,883
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	371,861
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	1,029,138
See accompanying notes to portfolio of investments

4  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00%	12-1-2025	$1,500,000	$ 1,585,599
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,837,785
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	200,000	218,857
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	272,522
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,485,000	3,683,080
Wisconsin HEFA Saint John's Communities Incorporated Series 2015B	5.00	9-15-2045	1,000,000	1,016,488
Wisconsin HEFA Saint John's Communities Incorporated Series 2022%%	4.00	9-15-2045	650,000	584,756
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2045	475,000	469,998
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2023	125,000	128,089
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2024	125,000	130,123
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2031	75,000	80,574
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2041	2,145,000	2,229,930
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2046	850,000	875,429
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2051	500,000	512,958
				31,313,428
Housing revenue: 19.81%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2023	50,000	49,965
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	122,002
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	239,711
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	809,101
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	10,000	10,009
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	173,756
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,423,353
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	3,160,833
Wisconsin Housing & EDA President House Project (Associated Trust Company NA LOC) ø	0.62	8-1-2046	1,425,000	1,425,000
Wisconsin Housing & EDA Series A (FHLB SPA) ø	0.50	4-1-2046	2,850,000	2,850,000
Wisconsin Housing & EDA Series A øø	1.70	11-1-2052	1,700,000	1,694,538
Wisconsin Housing & EDA Series A	3.00	5-1-2022	100,000	100,148
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	126,127
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	577,478
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,498,132
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	2,114,361
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	811,202
Wisconsin Housing & EDA Series A	5.75	11-1-2043	1,240,000	1,259,741
Wisconsin Housing & EDA Series B (Department of Housing and Urban Development Insured) øø	0.40	5-1-2045	1,445,000	1,401,611
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin Housing & EDA Series B (FHLB SPA) ø	0.50%	5-1-2055	$5,510,000	$ 5,510,000
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured) øø	0.61	11-1-2042	2,900,000	2,791,610
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	262,973
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	303,865
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	193,781
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	310,208
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	290,629
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	321,736
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,000,000	1,023,710
				32,855,580
Miscellaneous revenue: 17.60%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Trust Company NA LOC) ø	0.60	6-1-2036	7,500,000	7,500,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,442,197
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	978,397
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	287,847
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	2,911,731
Kaukauna WI RDA	3.75	6-1-2032	850,000	873,092
Kaukauna WI RDA	4.00	6-1-2022	235,000	236,125
Kaukauna WI RDA	4.00	6-1-2023	200,000	204,548
Kaukauna WI RDA	4.00	6-1-2025	425,000	446,566
Kaukauna WI RDA	4.00	6-1-2028	425,000	446,301
Kaukauna WI RDA	4.00	6-1-2035	900,000	937,011
Manitowoc WI Anticipation Notes	2.00	6-1-2022	775,000	775,651
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	833,845
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	245,001
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	363,744
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	749,214
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,108,105
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	553,133
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2024	280,000	300,366
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,143,974
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,119,213
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	835,232
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (NPFGC Insured)	4.00	8-1-2023	1,100,000	1,132,598
Weston WI CDA Series A ##	1.75	10-1-2022	200,000	200,471
Weston WI CDA Series A	1.90	10-1-2023	800,000	801,161
Weston WI CDA Series A	2.00	10-1-2024	625,000	625,368
Weston WI CDA Series A	2.15	10-1-2025	615,000	617,783
Weston WI CDA Series A	2.25	10-1-2026	940,000	946,698
Weston WI CDA Series A	2.40	10-1-2027	570,000	575,677
				29,191,049
See accompanying notes to portfolio of investments

6  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue: 11.54%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50%	12-15-2023	$1,600,000	$ 1,695,282
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	2,435,000	2,705,728
Warrens WI CDA Interim Community Development Workout Extension		3.70	11-1-2029	137,240	87,086
Wisconsin Center District Appropriation Milwaukee Arena Project 2016		5.00	12-15-2023	550,000	578,272
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	223,129
Wisconsin Center District CAB Junior Dedicated Series D ¤		0.00	12-15-2045	1,250,000	507,961
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤		0.00	12-15-2033	2,985,000	2,002,097
Wisconsin Center District CAB Series A (NPFGC Insured) ¤		0.00	12-15-2027	100,000	84,495
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	747,641
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,150,748
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2023	570,000	580,502
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2027	220,000	247,032
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2023	605,000	627,962
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2027	785,000	877,926
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,170,616
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	976,790
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,116,895
Wisconsin Center District Milwaukee Arena Project		5.00	12-15-2032	85,000	94,335
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2028	1,075,000	861,383
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2030	1,095,000	814,206
					19,150,086
					130,883,415
Total Municipal obligations (Cost $165,195,802)					164,187,902
Total investments in securities (Cost $165,195,802)	98.99%				164,187,902
Other assets and liabilities, net	1.01				1,682,444
Total net assets	100.00%				$165,870,346

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

8  |  Allspring Wisconsin Tax-Free Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$164,187,902	$0	$164,187,902
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Wisconsin Tax-Free Fund  |  9